Employee benefit plans - Plan Assets (Details) - Plan assets - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair values
Plan assets	€ 255,772	€ 259,461
Equity investments
Fair values
Index funds	71,971	73,252
Fixed income investments
Fair values
Government securities	3,519	3,996
Corporate bonds	167,935	169,634
Other bonds	6,909	9,995
U.S. treasury money market funds	2,289	2,491
Other types of investments
Fair values
Cash, money market and mutual funds	3,149	93
Level 1
Fair values
Plan assets	14,617	14,961
Level 1 | Equity investments
Fair values
Index funds	8,893	8,588
Level 1 | Fixed income investments
Fair values
Government securities	3,339	3,789
U.S. treasury money market funds	2,289	2,491
Level 1 | Other types of investments
Fair values
Cash, money market and mutual funds	96	93
Level 2
Fair values
Plan assets	235,106	238,402
Level 2 | Equity investments
Fair values
Index funds	63,078	64,664
Level 2 | Fixed income investments
Fair values
Government securities	180	207
Corporate bonds	167,935	169,634
Other bonds	860	3,897
Level 2 | Other types of investments
Fair values
Cash, money market and mutual funds	3,053
Level 3
Fair values
Plan assets	6,049	6,098
Level 3 | Fixed income investments
Fair values
Other bonds	€ 6,049	€ 6,098